Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Short Duration Real Return Fund | Class A
Risk/Return:
Trading Symbol	EARRX
Eaton Vance Short Duration Real Return Fund | Class C
Risk/Return:
Trading Symbol	ECRRX
Eaton Vance Short Duration Real Return Fund | Class I
Risk/Return:
Trading Symbol	EIRRX
Eaton Vance Commodity Strategy Fund | Class A
Risk/Return:
Trading Symbol	EACSX
Eaton Vance Commodity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECCSX
Eaton Vance Commodity Strategy Fund | Class I
Risk/Return:
Trading Symbol	EICSX
Eaton Vance Multisector Income Fund | Class A
Risk/Return:
Trading Symbol	EVBAX
Eaton Vance Multisector Income Fund | Class C
Risk/Return:
Trading Symbol	EVBCX
Eaton Vance Multisector Income Fund | Class I
Risk/Return:
Trading Symbol	EVBIX
Eaton Vance Multisector Income Fund | Class R
Risk/Return:
Trading Symbol	EVBRX
Eaton Vance Multisector Income Fund | Class R6
Risk/Return:
Trading Symbol	EVBSX